Taxation - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax expense
Current income tax expense (benefit)	$ 76,968	$ 27,015	$ 66,394
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	(21,582)	(37,062)	(53,164)
Unrecognized tax expense (benefit)
Unrecognized tax (benefit) expense	(2,850)	1,113	(2,872)
Total income tax expense
Total income tax (benefit) expense	52,536	(8,934)	10,358
Income before taxes by jurisdiction
Domestic (Bermuda)	715,912	33,759	82,219
Foreign	273,372	(128,687)	192,160
Income (loss) before taxes	989,284	(94,928)	274,379
US
Current income tax expense
Current income tax expense (benefit)	12,899	(6,872)	(10,031)
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	(25,850)	(40,318)	5,538
Unrecognized tax expense (benefit)
Unrecognized tax (benefit) expense	0	0	0
Total income tax expense
Total income tax (benefit) expense	(12,951)	(47,190)	(4,493)
Non-US
Current income tax expense
Current income tax expense (benefit)	64,069	33,887	76,425
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	4,268	3,256	(58,702)
Unrecognized tax expense (benefit)
Unrecognized tax (benefit) expense	(2,850)	1,113	(2,872)
Total income tax expense
Total income tax (benefit) expense	$ 65,487	$ 38,256	$ 14,851